ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ 605	$ 1,136	$ 2,815	$ 5,944
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(2,077)	(2,046)
Pension adjustment, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(56)	(40)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (2,133)	$ (2,086)	$ (2,137)	$ (1,896)